Income tax	12 Months Ended
Dec. 31, 2020
Disclosure Of Income Tax [Abstract]
Income tax	Income tax

	2020	2019	2018
	(in € millions)
Current tax expense
Current year	25	45	41
Changes in estimates in respect to prior year	(9)	(1)	—
	16	44	41
Deferred tax (benefit)/expense
Temporary differences	(137)	27	(123)
Change in recognition of deferred tax	(7)	(17)	(14)
Change in tax rates	—	1	1
	(144)	11	(136)
Income tax (benefit)/expense	(128)	55	(95)
For the years ended December 31, 2020, 2019, and 2018, the Group recorded an income tax (benefit)/expense of €163 million, €(31) million, and €147 million, respectively, in other comprehensive (loss)/income related to components of other comprehensive (loss)/income.
In 2020, the Group recognized current income tax expense of €4 million for uncertain tax positions and has cumulatively recorded liabilities of €5 million for uncertain tax positions at December 31, 2020, of which none is reasonably expected to be resolved within twelve months.
A reconciliation between the reported tax expense for the year, and the theoretical tax expense that would arise when applying the statutory tax rate in Luxembourg of 24.94%, 24.94%, and 26.01%, to the consolidated loss before taxes for the years ended December 31, 2020, 2019, and 2018, respectively, is shown in the table below:

	2020	2019	2018
	(in € millions)
Loss before tax	(709)	(131)	(173)
Tax using the Luxembourg tax rate	(177)	(33)	(45)
Effect of tax rates in foreign jurisdictions	12	2	(11)
Permanent differences	54	58	(7)
Change in unrecognized deferred taxes	(9)	29	(43)
Adjustments in respect of previous years	(9)	(1)
Other	1	—	11
Income tax (benefit)/expense	(128)	55	(95)
The Group will be subject to tax in future periods as a result of foreign exchange movements between USD, EUR, and SEK, primarily related to its investment in TME.
The major components of deferred tax assets and liabilities are comprised of the following:

	2020	2019
	(in € millions)
Intangible assets	(61)	(42)
Share-based compensation	27	14
Tax losses carried forward	224	78
Property and equipment	91	79
Unrealized gains	(276)	(126)
Other	10	4
Net deferred tax	15	7
A reconciliation of net deferred tax is shown in the table below:

	2020	2019	2018
	(in € millions)
At January 1	7	6	6
Movement recognized in consolidated statement of operations	144	(11)	136
Movement recognized in consolidated statement of changes in equity and other comprehensive income	(136)	18	(136)
Movement due to acquisition	—	(6)	—
At December 31	15	7	6
Deferred tax assets and deferred tax liabilities are offset if a legally enforceable right exists to set off current tax assets against current tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

Reconciliation to consolidated statement of financial position	2020	2019
	(in € millions)
Deferred tax assets	15	9
Deferred tax liabilities	—	2
Deferred tax assets have not been recognized in respect of the following items, because it is not probable that future taxable profit will be available against which the Group can use the benefits. Certain prior year amounts have been reclassified to conform to current year presentation.

	2020	2019
	(in € millions)
Intangible assets	72	77
Share-based compensation	198	58
Tax losses carried forward	201	192
Tax credits carried forward	28	14
Unrealized losses	1	3
Other	35	33
	535	377
At December 31, 2020, no deferred tax liability had been recognized on investments in subsidiaries. The Company has concluded it has the ability and intention to control the timing of any distribution from its subsidiaries. There are no distributions planned in the foreseeable future. It is not practicable to calculate the unrecognized deferred tax liability on investments in subsidiaries.
Tax loss and credit carry-forwards as at December 31, 2020 were expected to expire as follows:

Expected expiry	2021 - 2030	2031 and onwards	Unlimited	Total
	(in € millions)
Tax loss carry-forwards	—	695	1,501	2,196
Research and development credit carry-forward	—	28	—	28
Foreign tax credits	2	—	—	2
The Group has significant net operating loss carry-forwards in the United States and Sweden. In certain jurisdictions, if the Group is unable to earn sufficient income or profits to utilize such carry-forwards before they expire, they will no longer be available to offset future income or profits.
In Sweden, utilization of these net operating loss carry-forwards may be subject to a substantial annual limitation if there is an ownership change within the meaning of Chapter 40, paragraphs 10-14, of the Swedish Income Tax Act (the “Swedish Income Tax Act”). In general, an ownership change, as defined by the Swedish Income Tax Act results from a transaction or series of transactions over a five-year period resulting in an ownership change of more than 50% of the outstanding stock of a company by certain categories or individuals, businesses or organizations.
In addition, in the United States, utilization of these net operating loss carry-forwards may be subject to a substantial annual limitation if there is an ownership change within the meaning of Section 382 of the Internal Revenue Code (“Section 382”). In general, an ownership change, as defined by Section 382, results from a transaction or series of transactions over a three-year period resulting in an ownership change of more than 50% of the outstanding stock of a company by certain stockholders or public groups. Since the Group formation, the Group has raised capital through the issuance of capital stock on several occasions, and the Group may continue to do so, which, combined with current or future shareholders’ disposition of ordinary shares, may have resulted in such an ownership change. Such an ownership change may limit the amount of net operating loss carry-forwards that can be utilized to offset future taxable income.
The Group’s most significant tax jurisdictions are Sweden and the U.S. (both at the federal level and in various state jurisdictions). Because of its tax loss and tax credit carry-forwards, substantially all of the Group’s tax years after 2012 remain open to federal, state, and foreign tax examination. Certain of the Group’s subsidiaries are currently under examination by the Swedish, U.S. and other foreign tax authorities for tax years from 2013-2018. These examinations may lead to adjustments to the Group’s taxes.
The Group has initiated and is in negotiations for an Advanced Pricing Agreement (“APA) between Sweden and the United States governments for the tax years 2014 through 2020 covering various transfer pricing matters. These transfer pricing matters may be significant to the consolidated financial statements.